UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-00159)

Exact name of registrant as specified in charter:	Putnam Investors Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2015

Date of reporting period:	April 30, 2015

Item 1. Schedule of Investments:

Putnam Investors Fund

The fund's portfolio
4/30/15 (Unaudited)

COMMON STOCKS (98.3%)(a)
	Shares	Value

Aerospace and defense (4.6%)

Airbus Group NV (France)	47,220	$3,279,062

Boeing Co. (The)	82,800	11,868,552

Bombardier, Inc. Class B (Canada)	2,083,800	4,214,233

General Dynamics Corp.	95,400	13,100,328

Honeywell International, Inc.	82,730	8,349,112

L-3 Communications Holdings, Inc.	80,045	9,197,971

Northrop Grumman Corp.	121,200	18,669,648

Raytheon Co.	52,800	5,491,200

Spirit AeroSystems Holdings, Inc. Class A(NON)	58,100	2,956,709

TransDigm Group, Inc.	13,800	2,927,394

United Technologies Corp.	85,500	9,725,625

		89,779,834
Airlines (0.9%)

Alaska Air Group, Inc.	42,600	2,728,956

Copa Holdings SA Class A (Panama)(S)	13,100	1,452,659

Southwest Airlines Co.	285,600	11,583,936

Spirit Airlines, Inc.(NON)	24,300	1,663,821

United Continental Holdings, Inc.(NON)	13,800	824,412

		18,253,784
Auto components (0.6%)

Delphi Automotive PLC (United Kingdom)	26,900	2,232,700

Lear Corp.	53,100	5,895,693

Magna International, Inc. (Canada)	79,800	4,024,314

		12,152,707
Automobiles (0.5%)

Ford Motor Co.	299,600	4,733,680

General Motors Co.	153,800	5,392,228

		10,125,908
Banks (7.4%)

Bank of America Corp.	1,230,842	19,607,313

Citigroup, Inc.	366,717	19,553,350

JPMorgan Chase & Co.	773,573	48,936,228

KeyCorp	207,800	3,002,710

PNC Financial Services Group, Inc.	75,400	6,916,442

SunTrust Banks, Inc.	117,200	4,863,800

Wells Fargo & Co.	718,998	39,616,790

		142,496,633
Beverages (2.0%)

Coca-Cola Co. (The)	119,500	4,846,920

Coca-Cola Enterprises, Inc.	55,100	2,446,991

Dr. Pepper Snapple Group, Inc.	124,800	9,307,584

Monster Beverage Corp.(NON)	24,200	3,318,062

PepsiCo, Inc.	205,400	19,537,648

		39,457,205
Biotechnology (3.8%)

AMAG Pharmaceuticals, Inc.(NON)	128,605	6,554,997

Amgen, Inc.	120,500	19,028,155

Biogen, Inc.(NON)	31,700	11,853,581

Celgene Corp.(NON)	158,800	17,159,928

Gilead Sciences, Inc.(NON)	180,400	18,132,004

		72,728,665
Building products (0.2%)

CaesarStone Sdot-Yam, Ltd. (Israel)(S)	54,619	3,235,630

		3,235,630
Capital markets (3.3%)

Ameriprise Financial, Inc.	54,200	6,790,176

Artisan Partners Asset Management, Inc. Class A	32,294	1,446,448

Carlyle Group LP (The)	170,253	5,139,938

Charles Schwab Corp. (The)	141,900	4,327,950

Goldman Sachs Group, Inc. (The)	94,500	18,561,690

KKR & Co. LP	155,700	3,504,807

Legg Mason, Inc.	78,300	4,122,495

Morgan Stanley	258,900	9,659,559

State Street Corp.	133,100	10,264,672

		63,817,735
Chemicals (2.2%)

Axalta Coating Systems, Ltd.(NON)	78,318	2,402,796

CF Industries Holdings, Inc.	16,200	4,657,014

Dow Chemical Co. (The)	123,343	6,290,493

Huntsman Corp.	189,800	4,374,890

International Flavors & Fragrances, Inc.	24,100	2,765,475

LyondellBasell Industries NV Class A	81,000	8,385,120

Monsanto Co.	57,200	6,518,512

Sherwin-Williams Co. (The)	17,100	4,753,800

Symrise AG (Germany)	36,337	2,220,320

		42,368,420
Commercial services and supplies (0.7%)

KAR Auction Services, Inc.	51,162	1,903,738

MiX Telematics, Ltd. ADR (South Africa)(NON)	152,333	1,066,331

Tyco International PLC	83,100	3,272,478

Waste Management, Inc.	110,300	5,463,159

West Corp.	91,700	2,838,115

		14,543,821
Communications equipment (2.0%)

Cisco Systems, Inc.	733,500	21,146,805

QUALCOMM, Inc.	246,100	16,734,800

		37,881,605
Consumer finance (1.0%)

Capital One Financial Corp.	110,700	8,950,095

Discover Financial Services	185,000	10,724,450

		19,674,545
Containers and packaging (0.2%)

Berry Plastics Group, Inc.(NON)	109,500	3,747,090

		3,747,090
Diversified consumer services (—%)

Weight Watchers International, Inc.(NON)(S)	50,000	427,500

		427,500
Diversified financial services (0.6%)

Berkshire Hathaway, Inc. Class B(NON)	45,880	6,478,715

Voya Financial, Inc.	105,600	4,471,104

		10,949,819
Diversified telecommunication services (1.5%)

AT&T, Inc.	196,805	6,817,325

CenturyLink, Inc.	58,600	2,107,256

Iridium Communications, Inc.(NON)(S)	321,548	3,270,143

Verizon Communications, Inc.	347,821	17,544,091

		29,738,815
Electric utilities (0.9%)

Duke Energy Corp.	50,200	3,894,014

Edison International	91,100	5,551,634

Entergy Corp.	100,600	7,764,308

		17,209,956
Electronic equipment, instruments, and components (0.5%)

CDW Corp. of Delaware	52,968	2,029,734

Corning, Inc.	325,200	6,806,436

		8,836,170
Energy equipment and services (1.9%)

Cameron International Corp.(NON)	71,300	3,908,666

FMSA Holdings, Inc.(NON)(S)	281,474	2,474,156

Halliburton Co.	220,800	10,808,160

Nabors Industries, Ltd.	220,600	3,684,020

Schlumberger, Ltd.	171,524	16,227,886

		37,102,888
Food and staples retail (3.3%)

Costco Wholesale Corp.	62,000	8,869,100

CVS Health Corp.	273,610	27,166,737

Kroger Co. (The)	209,000	14,402,190

Wal-Mart Stores, Inc.	119,200	9,303,560

Walgreens Boots Alliance, Inc.	38,500	3,192,805

		62,934,392
Food products (0.7%)

Archer-Daniels-Midland Co.	98,200	4,800,016

Keurig Green Mountain, Inc.	36,000	4,189,320

Pinnacle Foods, Inc.	105,400	4,273,970

		13,263,306
Gas utilities (0.2%)

UGI Corp.	91,500	3,185,115

		3,185,115
Health-care equipment and supplies (1.4%)

Becton Dickinson and Co.	29,100	4,099,317

Edwards Lifesciences Corp.(NON)	39,400	4,990,010

Medtronic PLC	235,723	17,549,577

		26,638,904
Health-care providers and services (3.5%)

Aetna, Inc.	68,700	7,341,969

AmerisourceBergen Corp.	66,000	7,543,800

Anthem, Inc.	69,400	10,474,542

Cardinal Health, Inc.	101,200	8,535,208

Cigna Corp.	47,600	5,932,864

Express Scripts Holding Co.(NON)	38,700	3,343,680

HCA Holdings, Inc.(NON)	109,400	8,096,694

Humana, Inc.	34,500	5,713,200

UnitedHealth Group, Inc.	98,500	10,972,900

		67,954,857
Hotels, restaurants, and leisure (1.6%)

Carrols Restaurant Group, Inc.(NON)	6,198	56,030

Intrawest Resorts Holdings, Inc.(NON)	91,172	919,014

Las Vegas Sands Corp.	117,200	6,197,536

McDonald's Corp.	48,400	4,673,020

Penn National Gaming, Inc.(NON)	311,100	5,002,488

Starbucks Corp.	127,000	6,296,660

Wyndham Worldwide Corp.	47,100	4,022,340

Yum! Brands, Inc.	36,600	3,146,136

		30,313,224
Household durables (0.3%)

New Home Co., Inc. (The)(NON)	200,147	2,970,181

Whirlpool Corp.	15,100	2,651,560

		5,621,741
Household products (1.2%)

Energizer Holdings, Inc.	31,600	4,317,192

Kimberly-Clark Corp.	43,500	4,771,515

Procter & Gamble Co. (The)	154,900	12,316,099

Spectrum Brands Holdings, Inc.	20,400	1,865,172

		23,269,978
Independent power and renewable electricity producers (0.3%)

NRG Energy, Inc.	230,200	5,810,248

		5,810,248
Industrial conglomerates (1.7%)

3M Co.	108,200	16,921,398

General Electric Co.	412,400	11,167,792

Siemens AG (Germany)	41,950	4,591,690

		32,680,880
Insurance (2.9%)

Allstate Corp. (The)	92,300	6,429,618

American International Group, Inc.	284,450	16,011,691

Assured Guaranty, Ltd.	122,700	3,188,973

Chubb Corp. (The)	37,000	3,638,950

Genworth Financial, Inc. Class A(NON)	162,100	1,424,859

Hartford Financial Services Group, Inc. (The)	75,700	3,086,289

Lincoln National Corp.	110,600	6,247,794

MetLife, Inc.	119,666	6,137,669

Prudential PLC (United Kingdom)	113,920	2,842,911

Travelers Cos., Inc. (The)	79,000	7,987,690

		56,996,444
Internet and catalog retail (1.1%)

Amazon.com, Inc.(NON)	19,200	8,098,176

Expedia, Inc.(S)	45,400	4,278,042

FabFurnish GmbH (acquired 8/2/13, cost $31) (Private) (Brazil)(F)(RES)(NON)	23	19

Global Fashion Holding SA (acquired 8/2/13, cost $1,535,904) (Private) (Brazil)(F)(RES)(NON)	36,256	845,705

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $31) (Private) (Brazil)(F)(RES)(NON)	23	19

New Middle East Other Assets GmbH (acquired 8/2/13, cost $12) (Private) (Brazil)(F)(RES)(NON)	9	8

Priceline Group, Inc. (The)(NON)	5,900	7,303,079

		20,525,048
Internet software and services (2.6%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)	99,600	8,096,484

AOL, Inc.(NON)	91,800	3,662,820

eBay, Inc.(NON)	119,600	6,967,896

Facebook, Inc. Class A(NON)	109,300	8,609,561

Google, Inc. Class C(NON)	36,594	19,663,515

Yahoo!, Inc.(NON)	89,800	3,822,337

		50,822,613
IT Services (2.6%)

Amdocs, Ltd.	53,700	2,957,259

Computer Sciences Corp.	138,900	8,952,105

DST Systems, Inc.	40,731	4,687,323

IBM Corp.	86,300	14,782,327

MasterCard, Inc. Class A	76,100	6,864,981

Visa, Inc. Class A	134,800	8,903,540

Xerox Corp.	353,000	4,059,500

		51,207,035
Life sciences tools and services (0.2%)

Agilent Technologies, Inc.	75,800	3,135,846

		3,135,846
Machinery (1.0%)

Deere & Co.	65,200	5,901,904

Parker Hannifin Corp.	50,200	5,991,872

Stanley Black & Decker, Inc.	43,200	4,263,840

Trinity Industries, Inc.	149,700	4,055,373

		20,212,989
Media (3.4%)

CBS Corp. Class B (non-voting shares)	47,000	2,920,110

Comcast Corp. Class A	284,700	16,444,272

DIRECTV(NON)	61,600	5,587,428

DISH Network Corp. Class A(NON)	61,100	4,134,026

SFX Entertainment, Inc.(NON)(S)	176,551	771,528

Time Warner Cable, Inc.	37,500	5,832,000

Time Warner, Inc.	173,100	14,611,371

Time, Inc.	18,425	420,643

Walt Disney Co. (The)	146,200	15,894,864

		66,616,242
Metals and mining (0.6%)

BHP Billiton, Ltd. ADR (Australia)	63,600	3,262,044

Freeport-McMoRan, Inc. (Indonesia)	116,600	2,713,282

Nucor Corp.	57,700	2,819,222

United States Steel Corp.	80,000	1,921,600

		10,716,148
Multi-utilities (0.3%)

Public Service Enterprise Group, Inc.	123,700	5,138,498

		5,138,498
Multiline retail (1.5%)

Dollar General Corp.	41,000	2,981,110

Kohl's Corp.(S)	83,100	5,954,115

Macy's, Inc.(S)	151,500	9,791,445

Target Corp.	127,300	10,035,059

		28,761,729
Oil, gas, and consumable fuels (5.9%)

Anadarko Petroleum Corp.	110,600	10,407,460

Apache Corp.	75,200	5,143,680

Devon Energy Corp.	102,600	6,998,346

EOG Resources, Inc.	65,200	6,451,540

Exxon Mobil Corp.	363,025	31,717,494

Hess Corp.	51,700	3,975,730

JP Energy Partners LP	133,500	1,828,950

Memorial Resource Development Corp.(NON)	465,175	9,391,883

Rice Midstream Partners LP	138,451	2,097,533

Royal Dutch Shell PLC ADR Class A (United Kingdom)	108,700	6,894,841

Suncor Energy, Inc. (Canada)	150,600	4,909,560

Total SA ADR (France)	212,400	11,490,840

USD Partners LP	216,104	3,135,669

Valero Energy Corp.	138,700	7,892,030

Whiting Petroleum Corp.(NON)	67,895	2,573,899

		114,909,455
Paper and forest products (0.3%)

International Paper Co.	98,400	5,286,048

		5,286,048
Personal products (0.7%)

Avon Products, Inc.(S)	470,445	3,843,536

Coty, Inc. Class A(NON)(S)	200,420	4,792,042

Estee Lauder Cos., Inc. (The) Class A	56,700	4,609,143

		13,244,721
Pharmaceuticals (6.0%)

AbbVie, Inc.	53,800	3,478,708

Actavis PLC(NON)	21,219	6,002,006

Bristol-Myers Squibb Co.	92,400	5,888,652

Eli Lilly & Co.	68,000	4,887,160

Jazz Pharmaceuticals PLC(NON)	22,132	3,954,988

Johnson & Johnson	261,300	25,920,960

Merck & Co., Inc.	242,300	14,431,388

Mylan NV(NON)	68,300	4,935,358

Perrigo Co. PLC	43,400	7,954,352

Pfizer, Inc.	799,826	27,138,096

Shire PLC ADR (United Kingdom)(S)	28,900	7,037,439

Zoetis, Inc.	83,700	3,717,954

		115,347,061
Real estate investment trusts (REITs) (1.0%)

Armada Hoffler Properties, Inc.(R)	531,044	5,453,822

Easterly Government Properties, Inc.(NON)(R)	536,744	8,453,718

Hannon Armstrong Sustainable Infrastructure Capital, Inc.(R)	142,436	2,706,284

Kimco Realty Corp.(R)	118,500	2,855,850

		19,469,674
Real estate management and development (0.1%)

Marcus & Millichap, Inc.(NON)	81,705	2,890,723

		2,890,723
Road and rail (0.9%)

Union Pacific Corp.	157,900	16,773,717

		16,773,717
Semiconductors and semiconductor equipment (2.9%)

Broadcom Corp. Class A	132,900	5,874,845

Intel Corp.	526,800	17,147,340

Lam Research Corp.	48,200	3,642,956

Marvell Technology Group, Ltd.	237,100	3,321,771

Maxim Integrated Products, Inc.	82,200	2,698,626

Micron Technology, Inc.(NON)	320,700	9,021,291

NVIDIA Corp.	204,100	4,530,000

Texas Instruments, Inc.	172,500	9,351,225

		55,588,054
Software (5.0%)

Activision Blizzard, Inc.	115,500	2,635,133

Autodesk, Inc.(NON)	47,700	2,710,791

Cadence Design Systems, Inc.(NON)	124,900	2,329,385

Electronic Arts, Inc.(NON)	120,600	7,005,654

Microsoft Corp.	882,600	42,929,664

Oracle Corp.	615,000	26,826,300

Red Hat, Inc.(NON)	43,100	3,243,706

Symantec Corp.	236,400	5,892,270

TiVo, Inc.(NON)	232,700	2,571,335

		96,144,238
Specialty retail (2.9%)

Bed Bath & Beyond, Inc.(NON)	62,700	4,417,842

Best Buy Co., Inc.	138,900	4,812,885

Gap, Inc. (The)	137,400	5,446,536

Home Depot, Inc. (The)	151,300	16,186,074

Lowe's Cos., Inc.	159,200	10,962,512

Michaels Cos., Inc. (The)(NON)	189,178	4,892,143

Sally Beauty Holdings, Inc.(NON)	78,100	2,437,501

Select Comfort Corp.(NON)	58,376	1,799,148

TJX Cos., Inc. (The)	85,100	5,492,354

		56,446,995
Technology hardware, storage, and peripherals (5.8%)

Apple, Inc.	625,069	78,227,385

EMC Corp.	455,900	12,268,269

Hewlett-Packard Co.	282,092	9,300,573

NetApp, Inc.	56,300	2,040,875

SanDisk Corp.	25,400	1,700,276

Western Digital Corp.	96,700	9,451,458

		112,988,836
Textiles, apparel, and luxury goods (0.7%)

Coach, Inc.	76,900	2,938,349

Michael Kors Holdings, Ltd.(NON)	41,700	2,579,562

NIKE, Inc. Class B	73,100	7,225,204

Tumi Holdings, Inc.(NON)	66,800	1,562,452

		14,305,567
Tobacco (0.9%)

Altria Group, Inc.	69,400	3,473,470

Lorillard, Inc.	82,100	5,735,506

Philip Morris International, Inc.	102,100	8,522,288

		17,731,264

Total common stocks (cost $1,547,366,182)		$1,901,460,320

CONVERTIBLE PREFERRED STOCKS (0.6%)(a)
	Shares	Value

Actavis PLC Ser. A, 5.50% cv. pfd.(NON)	4,047	$4,049,671

American Tower Corp. $5.50 cv. pfd.(NON)(R)	37,928	3,847,322

Iridium Communications, Inc. 144A $7.00 cv. pfd.	27,936	3,299,940

Total convertible preferred stocks (cost $10,633,400)		$11,196,933

SHORT-TERM INVESTMENTS (2.9%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.22%(d)	43,316,150	$43,316,150

Putnam Short Term Investment Fund 0.07%(AFF)	12,884,193	12,884,193

Total short-term investments (cost $56,200,343)		$56,200,343

TOTAL INVESTMENTS

Total investments (cost $1,614,199,925)(b)		$1,968,857,596

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2014 through April 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,933,950,799.
(b)	The aggregate identified cost on a tax basis is $1,614,483,389, resulting in gross unrealized appreciation and depreciation of $420,133,196 and $65,758,989, respectively, or net unrealized appreciation of $354,374,207.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $845,751, or less than 0.1% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$6,519,342	$236,672,907	$230,308,056	$8,730	$12,884,193
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $43,316,150, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $41,670,436. Certain of these securities were sold prior to the close of the reporting period.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $67 to cover the settlement of certain securities.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$244,450,910	$—	$845,751
Consumer staples	169,900,866	—	—
Energy	152,012,343	—	—
Financials	313,452,662	2,842,911	—
Health care	285,805,333	—	—
Industrials	187,609,903	7,870,752	—
Information technology	413,468,551	—	—
Materials	59,897,386	2,220,320	—
Telecommunication services	29,738,815	—	—
Utilities	31,343,817	—	—
Total common stocks	1,887,680,586	12,933,983	845,751
Convertible preferred stocks	4,049,671	7,147,262	—
Short-term investments	12,884,193	43,316,150	—

Totals by level	$1,904,614,450	$63,397,395	$845,751

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investors Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 26, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 26, 2015